Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Disclosure of Detailed Information about Financial Instruments
The Group holds the following financial instruments:

Financial assets	Section	12/31/2025	12/31/2024
Accounts receivable	(a)	232,224	243,852
Other financial assets at amortized cost	(b)	45,300	44,342
Cash and cash equivalents	(c)	280,091	223,302
Financial assets at fair value through profit or loss (FVPL)	(d)	1,686,086	1,671,860

		2,243,701	2,183,356

Financial liabilities
Liabilities at amortized cost	(e)	260,119	241,257
Lease liabilities	(e)	160,184	119,455
Loans and obligations	(e)	966,632	861,542
Retirement plans liabilities	(e)	508,416	374,813

		1,895,351	1,597,067

Disclosure of Accounts Receivables from Contract with Customers
a)	Accounts receivable

Current assets	12/31/2025	12/31/2024
Accounts receivable from contracts with customers	215,338	228,583
Loss allowance	(632)	(632)
Non-current assets
Accounts receivable from contracts with customers	17,518	15,901

	232,224	243,852

Disclosure of Loss Allowance for Accounts Receivables
The loss allowances for accounts receivable as of December 31, 2025 and 2024 reconcile to the opening loss allowances as follows:

	12/31/2025	12/31/2024
Opening loss allowance on January 1	(632)	(150)
Loss allowance assumed as a result of business combination	—	(491)
Decrease in accounts receivable allowance recognized in profit or loss	—	9
Closing loss allowance on December 31	(632)	(632)

Disclosure Details of Prepayment to Employees
b)	Other financial assets at amortized cost
Financial assets at amortized cost refer to the following debt instruments:

	12/31/2025	12/31/2024
Employees loans (Note 7 (iii))	17,093	15,100
Receivable from employees (Note 7 (i))	28,207	29,242
Advances to projects in progress (Note 7 (iv))	26,743	14,314

	72,043	58,656

Disclosure of Cash and Cash Equivalents
c)	Cash and cash equivalents

	12/31/2025	12/31/2024
Cash and bank deposits	121,498	99,156
Financial instruments at fair value through profit or loss (i)	153,729	120,492
Financial instruments at amortized cost (ii)	4,864	3,654

	280,091	223,302
For the purpose of presentation in the statement of cash flows, cash and cash equivalents include cash on hand, bank deposits held at financial institutions and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(i) Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with an interest rate of 100% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(ii)	Comprised of US Treasury Bills.

Disclosure of Financial Instruments at Fair Value through Profit or (Loss)
Financial assets measured at FVPL include the following categories:

	12/31/2025	12/31/2024
Current assets	1,534,471	1,531,036

Mutual funds (i)	1,523,998	1,519,524
Derivative financial assets (ii)	10,219	5,647
Real Estate Investments (iv)	—	2,923
Listed equity securities	116	2,836
Other financial assets	138	106
Non-current assets	151,615	140,824

Mutual funds	19,958	9,919
Private markets funds (iii)	29,294	30,189
Real Estate Investments (iv)	100,773	99,341
Other financial assets	1,590	1,375

Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss)
The following table demonstrates the funds invested included in each category mentioned above.

(i) Mutual funds
	12/31/2025	12/31/2024
Current assets	1,523,998	1,519,524

Vinci Monalisa FIM Crédito Privado IE (2)	888,630	1,025,462
Vinci Multiestratégia FIM	409	1,038
Vinci Special Opportunities Fund Master SP	15,381	—
Compass Lapco Fondo De Inversion Serie B	5,967	—
Vinci Institucional FI RF Referenciado DI	—	3,028
Vinci Income Fund Ltd	28,842	31,150
Vinci Argentina Opportunity Fund II	—	17,120
Vinci Compass Brazil Equity Fund Class I	10,736	—
Latin America Equity Fund Class I	11,081	—
Vinci Reservas Técnicas FI RF DI	16,058	16,392
Retirement services investment funds (1)	508,420	374,813
FI Vinci Renda Fixa CP	11,591	7,676
Fondo Mutuo Compass Liquidez	7,104	14,862
Pershing Money Market	5,255	—
LV Money Market USD	6,262	5,592
Other mutual funds	8,262	10,044
Non-current assets	19,958	9,919

Compass - Fondo de Inversión Adelanto de Efectivo	12,353	—
Other mutual funds	7,605	9,919

(1)	These funds refer to the financial products as part of the Company’s retirement plans services. See Note 16 for further information.
(2)	Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Company. Vinci Monalisa’s balances are the following:

	12/31/2025	12/31/2024
Net Asset Value	888,630	1,025,462

Real estate funds	238,492	214,428
Mutual funds	210,390	460,892
Private equity funds	400,479	274,699
Other assets/liabilities	39,269	75,443

Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments	During the year, the following gains were recognized in profit or loss:

	12/31/2025	12/31/2024	12/31/2023
Fair value gains on investments at FVPL recognized in finance income	128,371	64,322	110,363

Disclosure of Financial Liabilities Current and Non-current
e)	Financial liabilities

	12/31/2025	12/31/2024

Current	378,061	310,788

Trade payables	13,369	11,527
Labor and social security obligations (Note 13)	199,422	182,071
Loans and obligations (Note 15)	93,862	45,220
Lease liabilities	33,307	33,303
Accounts payable (Note 12)	38,101	38,667
Non-current	1,533,450	1,286,279

Accounts payable (Note 12)	6	—
Lease liabilities	126,877	86,152
Labor and social security obligations (Note 13)	9,221	8,992
Loans and obligations (Note 15)	888,930	816,322
Retirement plans liabilities (Note 16)	508,416	374,813

	1,911,511	1,597,067

Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy

	On December 31, 2025
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Listed equity securities	1,706	—	—	1,706
Other financial assets		138		138
Certificate Deposits	—	153,729	—	153,729
Mutual funds	—	1,543,956	—	1,543,956
Derivative financial assets	—	10,219	—	10,219
Private equity funds	—	—	29,294	29,294
Real Estate Investments	—	—	100,773	100,773

Total Financial Assets	1,706	1,708,042	130,067	1,839,815

	On December 31, 2024
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Listed equity securities	4,211	—	—	4,211
Other financial assets	—	106	—	106
Certificate Deposits	—	120,492	—	120,492
Mutual funds	—	1,529,443	—	1,529,443
Derivative financial assets	—	5,647	—	5,647
Private equity funds	—	—	30,189	30,189
Real Estate Investments	—	—	102,264	102,264

Total Financial Assets	4,211	1,655,688	132,453	1,792,352

Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3)
The following table presents the changes in level 3 items for the year ended December 31, 2025 and December 31, 2024:

Fair Value
Closing balance January 1, 2024	7,146
Capital deployment	61,531
Sales and distributions	(163)
Transfer from level 2 to level 3	41,080
Gain recognized in finance income	22,859

Closing balance December 31, 2024	132,453
Capital deployment	3,082
Sales and distributions	(3,833)
Loss recognized in finance income	(1,635)

Closing balance December 31, 2025	130,067

Disclosure Details Of Mutual Fund Allocation	As December 31, 2025 and 2024, Vinci Monalisa holds R$ 210,390 and R$ 460,892 of investments in mutual funds, respectively, which are distributed in the following classification:

	12/31/2025	12/31/2024
Mutual Funds’ classification
Interest and foreign exchange (a)	73.11%	81.72%
Foreign investments (b)	2.64%	7.19%
Macro (c)	0.00%	4.92%
Specific strategy (d)	24.25%	6.17%

	100.00%	100.00%

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
(b)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
(c)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.
(d)	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.

Disclosure Details Of Allocation Of Real Estate Funds
Real Estate funds

	12/31/2025	12/31/2024
Vinci Fulwood DL FII (a)	82,731	71,884
Vinci Credit Securities FII (b)	61,710	56,706
Vinci Imóveis Urbanos FII (c)	41,626	40,077
Vinci Offices FII (d)	23,304	22,624
Other real estate funds (e)	29,121	23,137

	238,492	214,428

(a)
The fund’s strategy is to provide its shareholders with profitability resulting from the sale of properties, as well as the eventual commercial exploitation of properties. The Fund may carry out renovations or improvements to properties with the aim of enhancing the returns arising from their commercial exploitation or eventual commercialization.

(b)	The fund invests in real estate receivable certificates, bonds and other real estate assets;
(c)
The fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value;

(d)	The fund invests in controlling corporate buildings, mostly leased, which, in the Manager’s view, generate value for the properties.
(e)	Comprised of funds that allocate their capital in diversified portfolios of shares of real estate funds, real estate receivable certificates, bonds, securities and other real estate assets.

Disclosure Details Of Investments In Private Market Funds

Private equity funds
	12/31/2025	12/31/2024
VCP IV Master FIP B (a)	156,450	67,248
Vinci Crédito Infra Institucional Fundo Incentivado – Infraestrutura (b)	80,786	60,068
Vinci Infra Água e Saneamento Strategy FIP – Infraestrutura (c)	58,121	56,160
Vinci Strategic Partners I FIP – Classe A (d)	28,353	20,201
Vinci Infraestrutura Transporte e Logística FIP	17,171	17,626
Lacan Florestal III Feeder FIP Multiestratégia (e)	14,407	13,297
Vinci Impacto Ret IV FIP Multiestratégia	9,674	6,343
Vinci Strategic Partners I FIP – Classe B (d)	7,606	5,598
Lacan Florestal II - FIP Multiestratégia (e)	5,607	5,444
Lacan Florestal IV Feeder FIP Multiestratégia - IS (e)	4,515	1,763
Vinci Infra Coinvestimento I FIP - Infraestrutura	918	7,608
Other funds	16,871	13,343

Total private equity funds	400,479	274,699

(a)
VCP IV is being established with the intention to continue the Group’s investment strategy of pursuing opportunistic private equity and equity-like investments in Brazil. Fund will maintain the Group’s opportunistic approach that provides flexibility to invest in four different sub-strategies:
(i) Growth Equity, (ii) Buyout, (iii) Minority Growth and (iv) Turnaround, with a higher focus on the Growth and Buyout strategies.

(b)
The Fund aims to increase the value of its shares through the subscription or acquisition, on the primary or secondary market, predominantly of debentures issued by privately held companies, for the purpose of raising funds to implement projects relating to the implementation, expansion, maintenance, adaptation, or modernization of infrastructure projects.

(c)
The Fund’s investment policy is the acquisition of shares, subscription bonuses, debentures convertible or not into shares, or other securities, convertible or exchangeable into shares issued by companies, publicly or privately held in the water sector and basic sanitation.

(d)
The purpose of the funds is to obtain capital gains through investment in assets in Brazil, such as shares in Brazilian private equity funds; and shares, subscription bonuses, simple and convertible debentures, other securities and bonds convertible or exchangeable into shares, provided that the debentures and other securities and bonds are admitted under the terms of the specific regulations applicable to RPPS and EFPC.

(e)
The Funds’ objective is to manage and administer planted forests to supply eucalyptus wood, pine wood and other species for the purpose of generating energy in power plants, extracting wood from planted forests and managing administrative and sales activities.

Disclosure Of Details Derivative financial assets

2025		Notional Amount of Contract with Final Expiration Date in		Fair value
Derivative financial instruments	Currency	Up to 3 months	Between 3 months and 1 year	Asset	Liability
Purchase Forward	USD x CHL	1,841	4	(3,907)	(14,059)
Sales Forward	CHL x USD	(1,841)	(4)	14,059	3,907
Purchase Forward	USD x BRL	30,000	—	67	—

Total		30,000	—	10,219	(10,152)

2024		Notional Amount of Contract with Final Expiration Date in		Fair value
Derivative financial instruments	Currency	Up to 3 months	Between 3 months and 1 year	Asset	Liability
Purchase Forward	USD x CHL	1,066,690	1,980,490	12,264	6,617
Sales Forward	CHL x USD	(1,066,690)	(1,980,490)	(6,617)	(12,264)

Total		—	—	5,647	(5,647)

Disclosure Details of Private markets

(iii) Private markets	12/31/2025	12/31/2024

Vinci Capital Partners III Feeder FIP Multiestratégia	5,075	4,236
Nordeste III FIP Multiestratégia	1,703	3,400
Fundo Garantidor de Infraestrutura – FGIE – Class A	3,704	3,272
Fundo Garantidor de Infraestrutura – FGIE – Class B	14,900	13,151
Compass Global Investments III	1,788	3,152
Compass Global Investments II	1,469	1,975
Compass Private Equity VII FI	655	1,003

Total Private markets funds	29,294	30,189

Disclosure Details Of Real Estate Investments

(iv) Real Estate Investments
	12/31/2025	12/31/2024

Current assets	—	2,923

Compass Desarrollo Inmobiliario (ROU)	—	2,923

Non-current assets	100,773	99,341

Vinci US RE Corporation (a)	64,482	67,313
CCLA Capital	18,106	14,471
Compass Desarrollo Inmobiliario	9,002	8,237
CCLA Desarrollo y Renta IMU	4,622	4,434
Compass Desarrollo y Rentas	3,114	3,319
Other Real Estate investments	1,447	1,567

Total Real Estate Investments	100,773	102,264

(a)
Vinci Compass invests in several properties through its subsidiary Vinci US RE Corporation. The investments are intended to develop real estate properties in New York for capital appreciation through income or sale of the respective properties

Summary of the quantitative information about the significant unobservable input used in level 3 fair value measurements:
The following table summarizes the quantitative information about the significant unobservable input used in level 3 fair value measurements:

	Fair value at		Valuation Technique	Unobservable inputs
Description	12/31/2025	12/31/2024
Vinci US RE Corporation	64,482	67,313	Discounted cash flow	Discount rate

CCLA Capital	18,106	14,471	NAV Valuation	NAV

Fundo Garantidor de Infraestrutura – FGIE – Class B	14,900	13,151	NAV Valuation	NAV

Others	32,579	37,518	NAV Valuation	NAV